First Trust Dorsey Wright Momentum and Low Volatility ETF Investment Strategy - First Trust Dorsey Wright Momentum and Low Volatility ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity including, but not limited to, quantitative inclusion criteria. The Index Provider may also, due to special circumstances, if deemed essential, apply discretionary adjustments to ensure and maintain the high quality of the Index construction and calculation. According to the Index Provider, the Index is comprised of securities selected based on individual stock momentum and volatility. In order to be eligible for inclusion in the Index, securities must meet the eligibility criteria of and be included in the Nasdaq US Large Mid CapTM Index. A security must also meet the liquidity requirements of the Index in order to be eligible for inclusion in the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. All securities in the Index universe are ranked using a proprietary relative strength (momentum) measure. Each security’s score is based on intermediate and long term price movements relative to a representative market benchmark. A security’s momentum is the rate at which its price is accelerating. Momentum investing strategies are based on the principle that securities that have recently risen or fallen in price will continue that trend and that, when evaluating two indices/securities, the index/security exhibiting the greater momentum will perform better. Eligible securities based on the proprietary relative strength analysis described above are assigned a volatility score based upon the daily percentage price changes over the trailing year. The 50 securities with the lowest volatility scores are selected for inclusion in the Index. Index security weights are determined by dividing each Index security’s volatility score inverse by the sum of the volatility score inverses of all Index securities. The Fund may invest in real estate investment trusts ("REITs"). The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies and industrial companies, although this may change from time to time. The Fund’s Investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies and industrial companies, although this may change from time to time.